OTHER EXPENSE (INCOME)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
OTHER EXPENSE (INCOME)	OTHER EXPENSE (INCOME)

		Years ended December 31
(In millions of dollars)	Note	2020	2019

Losses from associates and joint ventures	18	40	25
Other investment income		(39)	(35)

Total other expense (income)		1	(10)